Offerings	Mar. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	55,374
Proposed Maximum Offering Price per Unit	33.95
Maximum Aggregate Offering Price	$ 1,879,947.3
Fee Rate	0.01531%
Amount of Registration Fee	$ 287.82
Offering Note
(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2) Consists of 55,374 shares issuable under an inducement stock option award granted to Krishnan Viswanadhan, the registrant’s Chief Corporate Development & Strategy Officer, on March 5, 2025, in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to Mr. Viswanadhan’s entering into employment with the registrant.
(5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act of 1933, as amended. The proposed maximum offering price per share and the maximum aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the inducement stock option award.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	24,300
Proposed Maximum Offering Price per Unit	33.89
Maximum Aggregate Offering Price	$ 823,527
Fee Rate	0.01531%
Amount of Registration Fee	$ 126.09
Offering Note
(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(3) Consists of 24,300 shares issuable under an inducement restricted stock unit award granted to Mr. Viswanadhan, the registrant’s Chief Corporate Development & Strategy Officer, on March 5, 2025, in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to Mr. Viswanadhan’s entering into employment with the registrant.
(6) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low sale prices of the registrant’s Common Stock as reported on the Nasdaq Global Select Market on March 5, 2025.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	16,200
Proposed Maximum Offering Price per Unit	33.89
Maximum Aggregate Offering Price	$ 549,018
Fee Rate	0.01531%
Amount of Registration Fee	$ 84.06
Offering Note
(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4) Consists of 16,200 shares issuable under an inducement performance stock unit award granted to Mr. Viswanadhan, the registrant’s Chief Corporate Development & Strategy Officer, on March 5, 2025, in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to Mr. Viswanadhan’s entering into employment with the registrant.
(6) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low sale prices of the registrant’s Common Stock as reported on the Nasdaq Global Select Market on March 5, 2025.